Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	$ 25,028	$ 14,767	$ 13,679
Charge-offs	(159)	(465)	(776)
Recoveries	942	614	829
Provision (Credit)	830	10,112	1,035
Ending Balance	26,641	25,028	14,767
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	2,810	2,219	1,747
Charge-offs	(15)	(20)	(114)
Recoveries	165	7	86
Provision (Credit)	(360)	604	500
Ending Balance	2,600	2,810	2,219
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	4,057	2,541	1,962
Charge-offs		(148)	(161)
Recoveries	7	259	289
Provision (Credit)	400	1,405	451
Ending Balance	4,464	4,057	2,541
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	12,451	6,584	5,803
Recoveries	395	48	102
Provision (Credit)	1,014	5,819	679
Ending Balance	13,860	12,451	6,584
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	2,484	1,582	1,531
Charge-offs	(120)	(236)	(294)
Recoveries	302	218	259
Provision (Credit)	(69)	920	86
Ending Balance	2,597	2,484	1,582
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	2,439	1,250	1,046
Charge-offs			(24)
Recoveries	1	4	3
Provision (Credit)	(630)	1,185	225
Ending Balance	1,810	2,439	1,250
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	338	344	397
Recoveries	12	13	5
Provision (Credit)	(63)	(19)	(58)
Ending Balance	287	338	344
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	209	247	284
Charge-offs	(24)	(61)	(183)
Recoveries	60	65	85
Provision (Credit)	(69)	(42)	61
Ending Balance	176	209	247
Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	240		909
Provision (Credit)	607	240	$ (909)
Ending Balance	$ 847	$ 240